Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.30475%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,689,575.19

Principal:
Principal Collections	$15,166,389.15
Prepayments in Full	$7,413,319.23
Liquidation Proceeds	$442,673.77
Recoveries	$148,042.37
Sub Total	$23,170,424.52
Collections	$24,859,999.71

Purchase Amounts:
Purchase Amounts Related to Principal	$45,776.72
Purchase Amounts Related to Interest	$43.37
Sub Total	$45,820.09

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,905,819.80

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,905,819.80
Servicing Fee	$478,581.07	$478,581.07	$0.00	$0.00	$24,427,238.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,427,238.73
Interest - Class A-2a Notes	$43,584.60	$43,584.60	$0.00	$0.00	$24,383,654.13
Interest - Class A-2b Notes	$1,631.75	$1,631.75	$0.00	$0.00	$24,382,022.38
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$23,526,122.38
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$23,236,062.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,236,062.05
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$23,143,164.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,143,164.22
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$23,078,610.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,078,610.89
Regular Principal Payment	$20,675,252.87	$20,675,252.87	$0.00	$0.00	$2,403,358.02
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,403,358.02
Residual Released to Depositor	$0.00	$2,403,358.02	$0.00	$0.00	$0.00
Total		$24,905,819.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,675,252.87
Total					$20,675,252.87
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,161,852.11	$55.13	$43,584.60	$0.16	$15,205,436.71	$55.29
Class A-2b Notes	$5,513,400.76	$55.13	$1,631.75	$0.02	$5,515,032.51	$55.15
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$20,675,252.87	$19.64	$1,348,627.84	$1.28	$22,023,880.71	$20.92

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$17,669,431.15	0.0642525	$2,507,579.04	0.0091185
Class A-2b Notes	$6,425,247.69	0.0642525	$911,846.93	0.0091185
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$496,704,678.84	0.4718791	$476,029,425.97	0.4522372

Pool Information
Weighted Average APR	3.136%	3.128%
Weighted Average Remaining Term	41.44	40.61
Number of Receivables Outstanding	28,350	27,762
Pool Balance	$574,297,288.27	$550,945,133.26
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$523,740,290.47	$502,714,755.28
Pool Factor	0.4944450	0.4743398

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$48,230,377.98
Targeted Overcollateralization Amount	$74,915,707.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,915,707.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$283,996.14
(Recoveries)		42	$148,042.37
Net Loss for Current Collection Period			$135,953.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2841%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6863%
Second Prior Collection Period			0.0828%
Prior Collection Period			-0.0075%
Current Collection Period			0.2900%
Four Month Average (Current and Prior Three Collection Periods)			0.2629%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,334	$6,341,036.21
(Cumulative Recoveries)			$976,994.74
Cumulative Net Loss for All Collection Periods			$5,364,041.47
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4618%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,753.40
Average Net Loss for Receivables that have experienced a Realized Loss			$4,021.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.71%	159	$3,905,923.53
61-90 Days Delinquent	0.12%	30	$664,433.04
91-120 Days Delinquent	0.04%	9	$214,921.29
Over 120 Days Delinquent	0.09%	19	$488,896.65
Total Delinquent Receivables	0.96%	217	$5,274,174.51

Repossession Inventory:
Repossessed in the Current Collection Period		14	$300,096.74
Total Repossessed Inventory		44	$1,134,887.30

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2180%
Prior Collection Period			0.2363%
Current Collection Period			0.2089%
Three Month Average			0.2211%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2483%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	21

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer